Income Taxes (Tables)	12 Months Ended
Jan. 31, 2014
Income Tax Disclosure [Abstract]
Components of deferred tax assets
Deferred tax assets (liabilities) consist of the following at January 31:

	2014	2013

NOL carry forward	$3,575,748	$3,967,114
Stock options – exercisable	1,164,135	741,971
Contribution carryforward	6,018	8,740
Warrant liability		-
State income taxes	272	544
Accrual to cash	(179,000)	(243,300)
State income taxes, deferred	(403,535)	(310,478)
Net deferred tax asset	4,163,638	4,164,591
Valuation allowance	(4,163,638)	(4,164,591)
	$-	$-

Provision for income taxes
The provision for income taxes differs from the amount computed by applying the federal income tax rate as follows for the year ended January 31:

	2014	2013
Tax computed at the statutory rate (34%)	0.34%	0.34%
Stock options	(0.18)%	(0.06)%
Accrual to cash	-%	-%
Warrant liability	-%	-%
Impairment Loss	-%	-%
Non-cash stock compensation	-%	-%
Change in valuation	(0.16)%	(0.28)%
	-%	-%